Share Capital	12 Months Ended
Jun. 30, 2022
Share Capital [Abstract]
SHARE CAPITAL

12. SHARE CAPITAL

(a) Share Capital - authorized share capital

The Company’s authorized share capital consists of an unlimited number of common shares without par value.

(b) Share-based compensation

The Company has a share-based compensation plan (the “Plan”) under which the Company may issue stock options and restricted share units (“RSUs”). The maximum number of common shares to be reserved for issuance on any share-based compensation under the Plan is a rolling 10% of the issued and outstanding common shares from time to time.

For the year ended June 30, 2022, a total of $941,647 (year ended June 30, 2021 - $1,482,170) was recorded as share-based compensation expense.

For the year ended June 30, 2022, a total of $19,837 (year ended June 30, 2021 - $114,356) was included in the project evaluation and corporate development expense.

For the year ended June 30, 2022, a total of $164,943 (year ended June 30, 2021 - $802,839) was capitalized under mineral property interests.

(i) Stock Options

The continuity schedule of stock options, as at June 30, 2022, is as follows:

		Weighted average
	Number of options	exercise price (CAD$)
Balance, July 1, 2020	4,662,767	1.36
Options exercised	(1,396,935)	0.98
Options cancelled/forfeited	(150,000)	0.82
Balance, June 30, 2021	3,115,832	1.56
Options Granted	2,702,000	3.72
Options exercised	(1,838,331)	1.23
Options cancelled/forfeited	(317,334)	3.13
Balance, June 30, 2022	3,662,167	3.18

During the year ended June 30, 2022, a total of 2,702,000 options with a life of five years were granted to directors, officers, and employees at an exercise price of CAD$3.33 to CAD$4.00 per share subject to a vesting schedule over a three-year term with 1/6 of the options vesting every 6 months after the date of grant until fully vested.

No stock options were granted during the year ended June 30, 2021.

The fair value of the options granted during the year ended June 30, 2022 were calculated as of the date of grant using the Black-Scholes option pricing model with the following weighted average assumptions:

Year ended June 30,
2022
Risk free interest rate	2.33%
Expected volatility	76.4%
Expected life of options in years	2.75
Estimated forfeiture rate	14.11%

The weighted average grant date fair value of options granted during the year ended June 30, 2022, was CAD$1.80. Volatility was determined based on the historical volatility of the Company’s shares over the estimated life of stock options.

The following table summarizes information about stock options outstanding as at June 30, 2022:

	Number of options	Weighted	Number of options	Weighted
Exercise	outstanding as at	average remaining	exercisable as at	average
prices (CAD$)	2022-06-30	contractual life (years)	2022-06-30	exercise price (CAD$)
$1.15	30,000	0.08	30,000	$1.15
1.57	200,000	0.44	200,000	$1.57
2.15	989,167	1.65	989,167	$2.15
3.33	863,000	4.60	-	-
3.89	56,000	4.65	-	-
4.00	1,524,000	4.93	-	-
$1.15 - $4.00	3,662,167	3.18	1,219,167	$2.03

Subsequent to June 30, 2022, a total of 30,000 options with exercise prices of CAD$1.15 were exercised.

Subsequent to June 30, 2022, a total of 50,000 options with exercise price of CAD$3.33 were forfeited.

(ii) RSUs

The continuity schedule of RSUs, as at June 30, 2022, is as follows:

		Weighted average
		grant date closing
	Number of shares	price per share (CAD$)
Balance, July 1, 2020	925,200	$4.70
Granted	360,500	6.46
Forfeited	(26,250)	4.80
Distributed	(464,550)	4.72
Balance, June 30, 2021	794,900	$5.48
Granted	1,299,000	3.80
Forfeited	(274,451)	5.25
Distributed	(342,233)	5.21
Balance, June 30, 2022	1,477,216	$4.11

Subsequent to June 30, 2022, a total of 53,266 RSUs were vested and distributed.

Subsequent to June 30, 2022, a total of 17,333 RUSs were forfeited.

During the year ended June 30, 2022, a total of 1,299,000 (year ended June 30, 2021 – 360,500) RSUs were granted to directors, officers, employees, and consultants of the Company at grant date closing price of CAD$3.33 to CAD$4.00 per share (year ended June 30, 2021 – CAD$6.46 per share) subject to a vesting schedule over a three-year term with 1/6 of the RSUs vesting every six months from the date of grant.

(c) Loss per share

	For the years ended June 30,
	2022			2021
	Loss	Shares	Per-Share	Income	Shares	Per-Share
	(Numerator)	(Denominator)	Amount	(Numerator)	(Denominator)	Amount
Net loss attributable to equity holders of the Company	$(6,420,885)			$(6,566,440)
Basic loss per share	(6,420,885)	155,626,128	$(0.04)	(6,566,440)	153,294,454	$(0.04)
Effect of dilutive securities:
Stock options and RSUs		-			-
Diluted loss per share	$(6,420,885)	155,626,128	$(0.04)	$(6,566,440)	153,294,454	$(0.04)

Anti-dilutive options that are not included in the diluted loss per share calculation were nil for the year ended June 30, 2022 (year ended June 30, 2021 – nil).